Unaudited Interim Condensed Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
REVENUES		$ 3,417,018	$ 1,351,121
COST OF REVENUES		(3,027,100)	(981,389)
GROSS PROFIT		389,918	369,732
OPERATING EXPENSES
Selling expenses		(420,496)	(611,938)
General and administrative expenses		(2,698,824)	(3,444,910)
Total operating expenses		(3,119,320)	(4,056,848)
LOSS FROM OPERATIONS		(2,729,402)	(3,687,116)
OTHER INCOME (EXPENSE), NET
Other income		7,215	122,261
Other expense		(441,104)	(35,129)
Total other income, net		(433,889)	87,132
NET LOSS BEFORE INCOME TAXES		(3,163,291)	(3,599,984)
Income tax expense			(60,841)
NET LOSS		(3,163,291)	(3,660,825)
Other comprehensive loss
Foreign currency translation gain/(loss)		536,420	(41,646)
TOTAL COMPREHENSIVE LOSS		$ (2,626,871)	$ (3,702,471)
Basic loss per share (in Dollars per share)	[1]	$ (0.43)	$ (5.78)
Diluted loss per share (in Dollars per share)	[1]	$ (0.43)	$ (5.78)
Weighted average number of common shares outstanding - basic (in Shares)	[1]	7,370,080	633,278
Weighted average number of common shares outstanding - diluted (in Shares)	[1]	7,370,080	633,278

[1]	All shares and per share data have been retroactively restated to reflect reverse stock split effected on April 24, 2025.